Parent Company Information	12 Months Ended
Jun. 30, 2024
Parent Company Information [Abstract]
PARENT COMPANY INFORMATION

NOTE 20 – PARENT COMPANY INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC Subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company was prepared using the same accounting policies as set out in the Company’s CFS except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in (loss) income of subsidiaries” on the condensed statements of (loss) income.

These statements should be read in conjunction with the notes to the CFS of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of June 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the CFS, if any.

	As of June 30,
	2024	2023
	US$	US$
ASSETS
Current assets:
Cash	$-	$-
Prepaid expenses and other current assets	1	1
Total current assets	1	1
Non-current assets:
Deferred offering costs	80,000	80,000
Investment in subsidiaries	4,709,197	5,879,682
Total non-current assets	4,789,197	5,959,682

Total assets	$4,789,198	$5,959,683

LIABILITIES AND EQUITY
Current Liabilities
Other payables and other current liabilities	$472,350	$352,350
Total current liabilities	472,350	352,350

Total liabilities	472,350	352,350

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares (Par value US$0.0001 per share, 500,000,000 shares authorized, 17,000,000 shares issued)	1,700	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	2,236,677	2,236,677
Statutory reserves	755,100	755,100
Retained earnings	1,583,977	2,955,118
Accumulated other comprehensive (loss) income	(258,907)	(339,563)
Total equity	4,316,848	5,607,333

Total liabilities and equity	$4,789,198	$5,959,683

	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Equity in (loss) income of subsidiaries	$(1,251,141)	$832,918	$904,367

Operating expenses:
General and administrative	(120,000)	(216,100)	(56,250)
Total Operating expenses	(120,000)	(216,100)	(56,250)

Net (loss) income	(1,371,141)	616,818	848,117
Foreign currency translation adjustment	80,656	(422,092)	(200,864)
Comprehensive (loss) income	$(1,290,485)	$194,726	$647,253

	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Cash flows from operating activities
Net (loss) income	$(1,371,141)	$616,818	$848,117
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries	1,251,141	(832,918)	(904,367)
Changes in other payables and other current liabilities	120,000	216,000	136,350
Net cash (used in)/provided by operating activities	-	(100)	80,100

Cash flows from financing activities:
Deferred offering costs	-	-	(80,000)
Net cash used in financing activities	-	-	(80,000)

Net (decrease)/increase in cash	-	(100)	100
Cash at the beginning of the year	-	100	-
Cash at the end of the year	$-	$-	$100